INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53212

June 19, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”)
File No. 333-122901 and 811-21719
on behalf of Segall Bryant & Hamill Emerging Markets  Fund and the Segall, Bryant & Hamill International Small Cap Fund  (the “Funds”)

The Registrant is filing Post-Effective Amendment No. 650 to its Registration Statement under Rule 485(a)(2) to create two new series, the Segall Bryant & Hamill Emerging Markets Fund and the Segall Bryant & Hamill International Small Cap Fund.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Treasurer